Trade receivables, reseller financing and other receivables - Additional Information (Detail)	12 Months Ended
Dec. 31, 2024
Bottom of range [member]
Summary of trade receivables [line items]
Reseller financing average payment term	12 months
Top of range [member]
Summary of trade receivables [line items]
Reseller financing average payment term	60 months